UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION

			  Washington,  D.C.     20549


		                   FORM N-Q

		 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
              REGISTERED MANAGEMENT INVESTMENT COMPANIES



            Investment Company Act file number 811-03634
-----------------------------------------------------------------------

                      The Guardian Bond Fund, Inc.
-----------------------------------------------------------------------

          (Exact name of registrant as specified in charter)


                 7 Hanover Square New York, N.Y. 10004
-----------------------------------------------------------------------
         (Address of principal executive offices)   (Zip code)


     John H. Walter                        Thomas G. Sorell
     The Guardian Bond Fund, Inc.          The Guardian Bond Fund, Inc.
     7 Hanover Square                      7 Hanover Square
     New York, N.Y. 10004                  New York, N.Y. 10004

-----------------------------------------------------------------------
                    (Name and address of agents for service)


  Registrant's telephone number, including area code:  (800) 221-3253
-----------------------------------------------------------------------


		Date of fiscal year end:  December 31
-----------------------------------------------------------------------


 		Date of reporting period:  September 30, 2006
-----------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

The Guardian Bond Fund, Inc.

Schedule of Investments

September 30, 2006 (Unaudited)

Principal                                                         Value
Amount
- -- -- - -- -- - --- - -- -- -- -- -- -- -- -- -- -- - -- -- -- -- -- -
Asset Backed Securities - 9.7%
$       2,890,000     Ameriquest Mtg. Secs., Inc.        $     2,824,777
                      2003-5 A6
                      4.541% due 4/25/2033(1)
         194,876      Amresco                                    194,076
                      1997-1 MIF
                      7.42% due 3/25/2027
        5,200,000     Capital Auto Receivables Asset Tr.       5,211,960
                      2006-SN1A A3
                      5.31% due 10/20/2009+
        3,136,000     Carmax Auto Owner Tr.                    3,095,485
                      2005-1 A4
                      4.35% due 3/15/2010
         299,779      Caterpillar Financial Asset Tr.            296,135
                      2004-A A3
                      3.13% due 1/26/2009
         465,000      Chase Funding Mtg. Loan                    446,358
                      2004-1 1A6
                      4.266% due 6/25/2015
        1,403,000     CitiFinancial Mtg. Sec., Inc.            1,367,740
                      2003-3 AF5
                      4.553% due 8/25/2033
                      Countrywide Asset-Backed Certificates
         219,414      2004-10 AF3                                217,863
                      3.842% due 10/25/2030
         599,143      2004-S1 A2                                 589,730
                      3.872% due 3/25/2020
        3,500,000     New Century Home Equity Loan Tr.         3,452,468
                      2005-A A4
                      5.114% due 8/25/2035(1)
        3,200,000     Renaissance Home Equity Loan Tr.         3,151,238
                      2005-2 AF3
                      4.499% due 8/25/2035(1)
                      Residential Asset Mtg. Prods., Inc.
         860,000      2003-RZ4 A5                                846,959
                      4.66% due 2/25/2032
        2,500,000     2003-RS3 AI4                             2,506,003
                      5.67% due 4/25/2033
        2,301,248     2004-RS9 AII2                            2,306,122
                      5.67% due 5/25/2034(1)
        1,539,802     Residential Funding Mtg. Secs.           1,516,810
                      2003-HS3 AI2
                      3.15% due 7/25/2018
        2,951,995     Vanderbilt Acquisition Loan Tr.          2,956,418
                      2002-1 A3
                      5.70% due 9/7/2023
        4,105,000     Volkswagen Auto Lease Tr.                4,073,362
                      2004-A A4A
                      3.09% due 8/20/2010

                    Total Asset Backed Securities             35,053,504
                    (Cost $35,263,989)
Principal                                                         Value
Amount
- -- -- - -- -- - --- - -- -- -- -- -- -- -- -- -- -- - -- -- -- -- -- -
Collateralized Mortgage Obligations - 14.1%
$       5,589,114     Banc of America Funding Corp.      $     5,433,670
                      2006-1 3A1
                      5.50% due 1/25/2036
        1,646,813     Citigroup Mtg. Loan Tr.                  1,645,836
                      2005-8 2A5
                      5.50% due 9/25/2035
                      Countrywide Home Loans
        5,537,893     2005-21 A2                               5,413,293
                      5.50% due 10/25/2035
        2,169,064     2002-19 1A1                              2,171,256
                      6.25% due 11/25/2032
                      FHLMC
        1,650,000     2626 KA                                  1,534,602
                      3.00% due 3/15/2030
        1,494,159     1534 Z                                   1,470,272
                      5.00% due 6/15/2023
        2,800,000     2663 VQ                                  2,679,301
                      5.00% due 6/15/2022
         532,947      2500 TD                                    532,541
                      5.50% due 2/15/2016
        2,800,000     2367 ME                                  2,907,864
                      6.50% due 10/15/2031
        5,924,968     J.P. Morgan Mtg. Tr.                     5,904,604
                      2005-S2 2A15
                      6.00% due 9/25/2035
        2,142,000     Mastr Asset Securitization Tr.           2,103,628
                      2003-10 3A7
                      5.50% due 11/25/2033
        4,801,213     Residential Funding Mtg. Secs.           4,750,139
                      2006-S3 A7
                      5.50% due 3/25/2036
                      Wells Fargo Mtg.-Backed Secs. Tr.
        3,180,000     2005-AR10 2A15                           3,101,310
                      4.109% due 6/25/2035(1)
        3,500,000     2003-11 1A3                              3,451,451
                      4.75% due 10/25/2018
        5,153,101     2005-5 1A1                               5,027,494
                      5.00% due 5/25/2020
        2,918,841     2006-1 A3                                2,853,167
                      5.00% due 3/25/2021

                    Total Collateralized Mortgage Obligation  50,980,428
                    (Cost $51,545,638)

Commercial Mortgage Backed Securities - 12.2%
        4,250,000     Banc of America Comm'l. Mtg. Tr.   $     4,417,082
                      2006-3 A4
                      5.889% due 7/10/2044
                      Chase Comm'l. Mtg. Secs. Corp.
         669,402      1998-2 A2                                  682,192
                      6.39% due 11/18/2030
         600,000      1997-1 C                                   601,347
                      7.37% due 6/19/2029
        3,300,000     Comm'l. Mtg. Pass-Though Certificates    3,415,885
                      2006-C7 AM
                      5.987% due 6/10/2046
Principal                                                         Value
Amount
- -- -- - -- -- - --- - -- -- -- -- -- -- -- -- -- -- - -- -- -- -- -- -
$       3,600,000     Credit Suisse Mtg. Capital Certific$     3,628,800
                      2006-C4 AM
                      5.509% due 9/15/2039
        3,500,000     Crown Castle Towers LLC                  3,419,172
                      2005-1A AFX
                      4.643% due 6/15/2035+(1)
         385,671      First Union National Bank Comm'l. Mtg.     386,301
                      2000-C2 A1
                      6.94% due 10/15/2032
        3,500,000     GE Comm'l. Mtg. Corp.                    3,370,430
                      2005-C1 A5
                      4.772% due 6/10/2048
         866,404      GMAC Comm'l. Mtg. Secs., Inc.              872,376
                      1997-C1 A3
                      6.869% due 7/15/2029
                      J.P. Morgan Chase Comm'l. Mtg. Secs. Corp.
        3,300,000     2005-LDP5 A4                             3,283,902
                      5.345% due 12/15/2044(1)
        3,300,000     2006-RR1A A1                             3,314,520
                      5.609% due 10/18/2052+(1)
        3,600,000     LB UBS Comm'l. Mtg. Tr.                  3,607,920
                      2006-C6 AM
                      5.413% due 9/15/2039
                      Merrill Lynch Mtg. Tr.
         400,000      2004-BPC1 A5                               387,360
                      4.855% due 10/12/2041(1)
        3,400,000     2006-C1 AM                               3,489,284
                      5.844% due 5/12/2039(1)
                      Morgan Stanley Capital I
        3,500,000     2006-HQ9 AM                              3,598,777
                      5.773% due 7/12/2044
        2,495,000     1999-RM1 E                               2,587,450
                      7.22% due 12/15/2031(1)
        3,300,000     Wachovia Bank Comm'l. Mtg. Tr.           3,312,036
                      2006-C23 A4
                      5.418% due 1/15/2045

                    Total Commercial Mortgage Backed Securit  44,374,834
                    (Cost $44,194,872)

Corporate Bonds - 18.6%
Aerospace and Defense - 0.7%
         500,000      General Dynamics Corp.             $       488,844
                      4.50% due 8/15/2010
         200,000      Lockheed Martin Corp.                      209,579
                      6.15% due 9/1/2036+
         500,000      TRW, Inc.                                  616,955
                      7.75% due 6/1/2029
                      United Technologies Corp.
         500,000      4.375% due 5/1/2010                        488,321
         800,000      4.875% due 5/1/2015                        776,022

                                                               2,579,721

Automotive - 0.3%
                      DaimlerChrysler NA Hldg.
         375,000      4.05% due 6/4/2008                         366,191
Principal                                                         Value
Amount
- -- -- - -- -- - --- - -- -- -- -- -- -- -- -- -- -- - -- -- -- -- -- -
$        175,000      6.50% due 11/15/2013               $       179,457
         600,000      Ford Motor Credit Co.                      599,589
                      6.50% due 1/25/2007

                                                               1,145,237

Building Materials - 0.2%
         650,000      CRH America, Inc.                          650,912
                      6.00% due 9/30/2016

Chemicals - 0.1%
         250,000      Lubrizol Corp.                             243,854
                      5.50% due 10/1/2014

Diversified Manufacturing - 0.2%
         550,000      Siemens Financieringsmat                   563,932
                      6.125% due 8/17/2026+

Energy - 0.5%
         500,000      Anadarko Petroleum Corp.                   510,714
                      6.45% due 9/15/2036
         741,000      RAS Laffan Liquefied Natural Gas           717,703
                      3.437% due 9/15/2009+
         650,000      Western Oil Sands, Inc.                    697,125
                      8.375% due 5/1/2012

                                                               1,925,542

Energy-Refining - 0.4%
        1,000,000     Tosco Corp.                              1,293,805
                      8.125% due 2/15/2030

Entertainment - 0.2%
         700,000      Time Warner, Inc.                          757,565
                      7.57% due 2/1/2024

Finance Companies - 1.1%
         500,000      Capital One Bank                           507,315
                      5.75% due 9/15/2010
        1,000,000     CIT Group, Inc.                          1,001,579
                      5.63% due 5/18/2007(1)
         500,000      General Electric Capital Corp.             571,520
                      6.75% due 3/15/2032
        1,000,000     Household Finance Corp.                  1,049,104
                      6.375% due 11/27/2012
         700,000      Residential Capital Corp.                  702,739
                      6.125% due 11/21/2008

                                                               3,832,257

Financial - 1.4%
         675,000      Ameriprise Financial, Inc.                 679,006
                      5.65% due 11/15/2015
        1,500,000     Goldman Sachs Group, Inc.                1,454,245
                      5.125% due 1/15/2015
                      Lehman Brothers Hldgs., Inc.
         800,000      4.25% due 1/27/2010                        776,774
         550,000      6.625% due 1/18/2012                       583,275
         700,000      Merrill Lynch & Co.                        678,720
                      5.00% due 1/15/2015
                      Morgan Stanley
         400,000      4.00% due 1/15/2010                        386,013
Principal                                                         Value
Amount
- -- -- - -- -- - --- - -- -- -- -- -- -- -- -- -- -- - -- -- -- -- -- -
$        450,000      4.75% due 4/1/2014                 $       427,941

                                                               4,985,974

Financial-Banks - 3.0%
        1,300,000     Bank of America Corp.                    1,278,149
                      4.875% due 9/15/2012
         600,000      Bank One Corp.                             597,083
                      5.25% due 1/30/2013
         750,000      BB&T Corp.                                 711,471
                      4.90% due 6/30/2017
                      Citigroup, Inc.
        1,050,000     4.625% due 8/3/2010                      1,031,836
        1,500,000     5.00% due 9/15/2014                      1,461,414
         700,000      City Nat'l. Corp.                          685,988
                      5.125% due 2/15/2013
         450,000      Credit Suisse First Boston                 474,083
                      6.50% due 1/15/2012
         600,000      HSBC USA, Inc.                             571,866
                      4.625% due 4/1/2014
        1,000,000     J.P. Morgan Chase & Co.                  1,022,615
                      5.75% due 1/2/2013
         750,000      MBNA America Bank Nat'l.                   820,059
                      7.125% due 11/15/2012
         900,000      Sovereign Bank                             881,237
                      5.125% due 3/15/2013
         400,000      Wachovia Capital Tr. III                   401,086
                      5.80% due 3/15/2042(1)
         600,000      Wachovia Corp.                             593,384
                      5.25% due 8/1/2014
         350,000      Washington Mutual Bank                     350,687
                      5.65% due 8/15/2014

                                                              10,880,958

Food and Beverage - 0.6%
         375,000      Diageo Capital PLC                         371,867
                      5.50% due 9/30/2016
        1,050,000     Kellogg Co.                              1,010,482
                      2.875% due 6/1/2008
         750,000      Kraft Foods, Inc.                          741,366
                      5.25% due 10/1/2013

                                                               2,123,715

Gaming - 0.1%
         450,000      Harrahs Operating Co., Inc.                418,281
                      5.625% due 6/1/2015

Health Care - 0.3%
        1,000,000     Aetna Inc.                               1,028,454
                      6.00% due 6/15/2016

Home Construction - 0.3%
         600,000      D. R. Horton, Inc.                         557,453
                      5.625% due 1/15/2016
         700,000      Ryland Group, Inc.                         694,552
                      5.375% due 6/1/2008
Principal                                                         Value
Amount
- -- -- - -- -- - --- - -- -- -- -- -- -- -- -- -- -- - -- -- -- -- -- -
Insurance - 1.0%
$        550,000      Genworth Financial, Inc.           $       527,990
                      4.95% due 10/1/2015
         800,000      Metlife, Inc.                              777,366
                      5.70% due 6/15/2035
         800,000      Symetra Financial Corp.                    805,426
                      6.125% due 4/1/2016+
         700,000      UnumProvident Finance Co.                  718,373
                      6.85% due 11/15/2015+
         900,000      Willis Group NA                            863,504
                      5.625% due 7/15/2015

                                                               3,692,659

Media-Cable - 0.7%
        1,800,000     Comcast Cable Comm., Inc.                1,871,707
                      6.875% due 6/15/2009
         800,000      Comcast Corp.                              800,386
                      6.45% due 3/15/2037

                                                               2,672,093

Media-NonCable - 0.9%
         400,000      News America Hldgs.                        461,285
                      8.00% due 10/17/2016
        2,850,000     Scholastic Corp.                         2,846,016
                      5.75% due 1/15/2007

                                                               3,307,301

Metals and Mining - 0.2%
         550,000      Noranda, Inc.                              551,772
                      6.00% due 10/15/2015

Natural Gas-Pipelines - 0.1%
         350,000      Kinder Morgan, Inc.                        350,287
                      6.50% due 9/1/2012

Paper and Forest Products - 0.2%
         500,000      Packaging Corp. of America                 490,704
                      5.75% due 8/1/2013
         350,000      Weyerhaeuser Co.                           365,796
                      6.75% due 3/15/2012

                                                                 856,500

Pharmaceuticals - 0.5%
                      Genentech, Inc.
         750,000      4.75% due 7/15/2015                        720,262
         650,000      5.25% due 7/15/2035                        610,550
         300,000      Schering-Plough Corp.                      300,976
                      5.55% due 12/1/2013
         300,000      Wyeth                                      303,297
                      6.00% due 2/15/2036

                                                               1,935,085

Railroads - 0.6%
         550,000      Canadian Nat'l. Railway                    587,765
                      6.20% due 6/1/2036
         400,000      CSX Corp.                                  395,471
                      4.875% due 11/1/2009
Principal                                                         Value
Amount
- -- -- - -- -- - --- - -- -- -- -- -- -- -- -- -- -- - -- -- -- -- -- -
$       1,100,000     Norfolk Southern Corp.             $     1,162,744
                      6.75% due 2/15/2011

                                                               2,145,980

Real Estate Investment Trusts - 0.8%
         225,000      EOP Operating LP                           238,176
                      7.00% due 7/15/2011
         600,000      ERP Operating LP                           590,246
                      5.375% due 8/1/2016
         350,000      Federal Realty Investment Tr.              362,560
                      6.20% due 1/15/2017
         550,000      Liberty Ppty. LP                           585,933
                      7.25% due 3/15/2011
         275,000      Regency Centers LP                         291,493
                      6.75% due 1/15/2012
         400,000      Simon Ppty. Group LP                       412,470
                      6.10% due 5/1/2016
         500,000      Westfield Group                            499,011
                      5.40% due 10/1/2012+

                                                               2,979,889

Retailers - 0.5%
         600,000      CVS Corp.                                  569,460
                      4.875% due 9/15/2014
         500,000      J.C. Penny Co., Inc.                       541,783
                      7.40% due 4/1/2037
                      Wal-Mart Stores, Inc.
         350,000      4.50% due 7/1/2015                         330,992
         398,000      8.75% due 12/29/2006                       398,776

                                                               1,841,011

Supermarkets - 0.1%
         250,000      Kroger Co.                                 276,488
                      7.50% due 4/1/2031

Technology - 0.2%
         700,000      Cisco Systems, Inc.                        705,567
                      5.50% due 2/22/2016

Utilities-Electric - 1.6%
         750,000      Alabama Power Co.                          716,719
                      5.65% due 3/15/2035
         450,000      Exelon Corp.                               436,119
                      4.45% due 6/15/2010
         500,000      FirstEnergy Corp.                          521,588
                      6.45% due 11/15/2011
         750,000      Florida Power & Light Co.                  667,495
                      4.95% due 6/1/2035
                      Nevada Power Co.
         750,000      5.875% due 1/15/2015                       746,623
         450,000      6.65% due 4/1/2036+                        465,076
         250,000      Pacific Gas & Electric Co.                 251,453
                      6.05% due 3/1/2034
         700,000      Potomac Edison Co.                         688,087
                      5.35% due 11/15/2014
        1,000,000     Public Service Co. of New Mexico           980,353
                      4.40% due 9/15/2008
Principal                                                         Value
Amount
- -- -- - -- -- - --- - -- -- -- -- -- -- -- -- -- -- - -- -- -- -- -- -
$        500,000      Public Service Electric Gas Co.    $       494,365
                      5.125% due 9/1/2012

                                                               5,967,878

Wireless Communications - 0.8%
         500,000      America Movil S.A. de C.V.                 477,852
                      6.375% due 3/1/2035
         900,000      New Cingular Wireless Svcs.              1,013,021
                      8.125% due 5/1/2012
        1,410,000     Verizon Wireless Capital LLC             1,409,497
                      5.375% due 12/15/2006

                                                               2,900,370

Wireline Communications - 1.0%
         650,000      Deutsche Telekom Int'l. Finance BV         794,099
                      8.25% due 6/15/2030(1)
         300,000      Embarq Corp.                               306,030
                      7.082% due 6/1/2016
                      France Telecom S.A.
         800,000      7.75% due 3/1/2011(1)                      876,461
         335,000      8.50% due 3/1/2031(1)                      437,089
         300,000      Verizon Communications                     296,041
                      5.55% due 2/15/2016
         950,000      Verizon Global Funding Corp.               895,051
                      5.85% due 9/15/2035

                                                               3,604,771

                    Total Corporate Bonds                     67,469,863
                    (Cost $67,278,966)

Mortgage Pass-Through Securities - 24.3%
                      FHLMC
        5,273,064     5.50% due 9/1/2034 - 12/1/2034     $     5,210,504
          24,891      7.00% due 8/1/2008                          25,084
        7,100,000     5.50%, (30 yr. TBA)                      7,000,160
        5,250,000     6.00%, (30 yr. TBA)                      5,276,250
                      FNMA
        32,161,693    5.00% due 8/1/2021 - 6/1/2036           31,037,526
        9,987,523     5.50% due 8/1/2019 - 4/1/2036            9,914,785
        5,346,774     6.00% due 11/1/2035 - 12/1/2035          5,372,791
        11,539,687    6.50% due 8/1/2010 - 8/1/2036           11,755,268
         739,039      7.00% due 9/1/2014 - 6/1/2032              760,993
         561,677      7.50% due 12/1/2029                        582,940
         198,471      8.00% due 6/1/2008 - 9/1/2030              208,205
              33      8.25% due 1/1/2009                              33
        1,670,000     6.00%, (15 yr. TBA)                      1,695,050
        6,600,000     5.50%, (30 yr. TBA)                      6,501,000
                      GNMA
        1,313,248     6.00% due 10/15/2032 - 12/15/2033        1,331,239
        1,211,655     6.50% due 2/15/2032 - 4/15/2033          1,244,722

                    Total Mortgage Pass-Through Securities    87,916,550
                    (Cost $87,690,588)

Sovereign Debt Securities - 0.6%
                      Pemex Project Funding Master Tr.
Principal                                                         Value
Amount
- -- -- - -- -- - --- - -- -- -- -- -- -- -- -- -- -- - -- -- -- -- -- -
$        550,000      6.625% due 6/15/2035+              $       540,375
         900,000      7.875% due 2/1/2009                        942,300
         700,000      Quebec Province                            672,755
                      4.60% due 5/26/2015
         150,000      United Mexican States                      147,975
                      4.625% due 10/8/2008

                    Total Sovereign Debt Securities            2,303,405
                    (Cost $2,294,506)

Taxable Municipal Security - 0.1%
         450,000      Oregon Sch. Brds. Association      $       412,146
                      4.759% due 6/30/2028
                      (Cost $450,000)

U.S. Government Securities - 16.8%
U.S. Government Agency Securities - 6.7%
                      FHLB
        7,300,000     5.125% due 7/17/2018                     7,030,747
        5,435,000     5.20% due 3/28/2018                      5,213,171
                      FHLMC
        4,500,000     2.875% due 5/15/2007                     4,434,858
         910,000      3.15% due 12/16/2008                       875,760
        4,255,000     5.00% due 7/2/2018                       4,064,597
                      FNMA
        2,000,000     3.25% due 1/15/2008                      1,955,674
         760,000      4.50% due 12/1/2009                        746,376

                                                              24,321,183

U.S. Treasury Bonds and Notes - 10.1%
                      U.S. Treasury Bonds
         130,000      5.375% due 2/15/2031                       140,410
        3,380,000     6.25% due 8/15/2023(2)                   3,924,234
        5,800,000     8.125% due 8/15/2019                     7,648,750
        4,100,000     8.50% due 2/15/2020                      5,587,209
        2,100,000     8.875% due 2/15/2019                     2,899,313
                      U.S. Treasury Notes
        5,230,000     3.625% due 1/15/2010                     5,074,941
        1,300,000     4.125% due 8/15/2010                     1,278,622
         315,000      4.625% due 8/31/2011                       315,345
         700,000      4.875% due 8/31/2008                       701,941
        8,255,000     4.875% due 8/15/2016                     8,411,069
         460,000      5.125% due 6/30/2011                       470,152

                                                              36,451,986

                    Total U.S. Government Securities          60,773,169
                    (Cost $60,353,392)

Commercial Paper - 6.7%
Chemicals - 1.0%
        3,700,000     Du Pont de Nemours & Co.           $     3,697,866
                      5.19% due 10/4/2006(2)

Finance Companies - 0.5%
        1,720,000     Barton Capital LLC                       1,715,736
                      5.25% due 10/17/2006(2)

Financial-Banks - 3.6%
        7,000,000     Dexia Delaware LLC                       6,987,785
                      5.235% due 10/12/2006(2)
        6,000,000     Dresdner U.S. Finance                    5,989,520
                      5.24% due 10/12/2006(2)

                                                              12,977,305
Principal                                                         Value
Amount
- -- -- - -- -- - --- - -- -- -- -- -- -- -- -- -- -- - -- -- -- -- -- -
Food and Beverage - 1.6%
$       6,000,000     Coca-Cola Enterprises, Inc.        $     5,989,600
                      5.20% due 10/12/2006(2)

                    Total Commercial Paper                    24,380,507
                    (Cost $24,380,507)

Repurchase Agreement - 3.4%
        12,351,000    State Street Bank and Trust Co.    $    12,351,000
                      repurchase agreement,
                      dated 9/29/2006, maturity
                      value $12,356,229 at
                      5.08%, due 10/2/2006(2)(3)
                      (Cost $12,351,000)

Total Investments - 106.5%                                   386,015,406
(Cost $385,803,458)
Payables for Mortgage Pass-Throughs Delayed Delivery Securit -20,410,561
Liabilities in Excess of Cash, Receivables and Other Assets   -3,133,885

Net Assets - 100%                                        $   362,470,960


+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At 9/30/2006, the aggregate market value of these securities amounted to $16,465,127 representing 4.5% of net asset of which have been deemed liquid by investment adviser pursuant to the Fund's liquidity procedures approved by the Board of Directors.
(1)  Floating rate note.  The rate shown is the rate in effect at 9/30/2006.
(2)  Securities are segregated to cover forward mortgage purchases.
(3) The repurchase agreement is fully collateralized by $12,280,000 in U.S. Government Agency, 5.00%, due 4/15/2015, with a value of $12,602,350.
Glossary of Terms:
                TBA - To Be Announced.

-------------------------------------------------------------------

The cost of investments owned at September 30, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at September 30, 2006 were as follows:

Gross unrealized appreciation ................. $      3,358,504
Gross unrealized depreciation .................       (3,146,556)
					          --------------
Net unrealized appreciation ................... $        211,948
                                                  ==============
-------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the 1940 Act) within 90 days of the filing date of this document and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's certifying officers are aware of no changes in the registrant's internal control over financial reporting (as defined in
      rule 30a-3(d) under the 1940 Act)   that occurred during the
      registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Guardian Bond Fund, Inc.





By:    /s/ Thomas G. Sorell
          --------------------------------
         Thomas G. Sorell
         President of
         The Guardian Bond Fund, Inc.


Date:     October 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Thomas G. Sorell
         ----------------------------------
          Thomas G. Sorell
          President of
          The Guardian Bond Fund, Inc.


Date:    October 30, 2006





By:   /s/ John H. Walter
           --------------------------------
           John H. Walter
           Vice President and Treasurer of
           The Guardian Bond Fund, Inc.


Date:     October 30, 2006